Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments And Contingencies[Abstract]
Commitments And Contingencies

14. Commitments and Contingencies

The Company is, from time to time, subject to various claims and legal actions that arise in the ordinary course of our business, including claims for damages for personal injuries, medical malpractice, breach of contract, business tort and employment related claims. In these actions, plaintiffs request a variety of damages, including, in some instances, punitive and other types of damages that may not be covered by insurance. In the opinion of management, the Company is not currently a party to any proceeding that would individually or in the aggregate have a material adverse effect on our business, financial condition or results of operations.

Laws and regulations governing the Medicare and Medicaid programs are complex and subject to interpretation. The Company believes that it is in compliance with all applicable laws and regulations and is not aware of any pending or threatened investigations involving allegations or wrongdoing. While no such regulatory inquiries have been made, compliance with such laws and regulations can be subject to future government review and interpretation, as well as significant regulatory action including fines, penalties and exclusion from the Medicare program.

Settlements under cost reimbursement agreements with third-party payors are estimated and recorded in the period in which the related services are rendered and are adjusted in future periods as final settlements are determined. Final determination of amounts earned under the Medicare and Medicaid programs often occurs in subsequent years because of audits by such programs, rights of appeal and the application of numerous technical provisions. In the opinion of management, adequate provision has been made for any adjustments and final settlements. However, there can be no assurance that any such adjustments and final settlements will not have a material effect on the Company's financial position or results of operations.

10. Commitments and Contingencies

Leases

The Company is obligated under certain operating leases to rent space for its IPF and RTC facilities and other office space. The terms of the leases range from five to ten years, with optional renewal periods. The Company's building lease for Lafayette contains a fair market value purchase option exercisable under certain conditions during the lease terms.

Aggregate minimum lease payments under noncancelable operating leases with original or remaining lease terms in excess of one year are as follows:

Year ended December 31,
2011	$1,027,274
2012	1,062,025
2013	1,040,907
2014	965,827
2015 Thereafter	925,505
Thereafter	1,758,118

Total minimum rental obligations	$6,779,656

For the years ended December 31, 2010, 2009 and 2008, the Company incurred rental expense, in the aggregate, under all of its operating leases of approximately $1,287,668, $884,936 and $851,723, respectively.

Insurance

Prior to July 1, 2009, the Company maintained commercial insurance coverage on an occurrence basis for workers' compensation claims with no deductible. Effective July 1, 2009, the Company maintains commercial insurance coverage on an occurrence basis with a $250,000 deductible per claim and $1 million per claim limit. The Company maintains commercial insurance coverage on a claims-made basis for general and professional liability claims with a $50,000 deductible and $1 million per claim limit and an aggregate limit of $3 million with excess umbrella coverage for an additional $7 million.

The accrued insurance liabilities included in the accompanying consolidated balance sheets include estimates of the ultimate costs for both reported claims and claims incurred but not reported through December 31, 2010. In the opinion of management, adequate provision has been made for losses that may occur from the asserted and unasserted claims.

The healthcare industry in general continues to experience an increase in the frequency and severity of litigation and claims. As is typical in the healthcare industry, the Company could be subject to claims that its services have resulted in patient injury or other adverse effects. In addition, resident, visitor and employee injuries could also subject the Company to the risk of litigation. While the Company believes that quality care is provided to patients in its facilities and that it materially complies with all applicable regulatory requirements, an adverse determination in a legal proceeding or government investigation could have a material adverse effect on the Company's financial condition.